Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity
Stockholders' Equity

9.        Stockholders’ Equity

Authorized Capital

Heat has authorized 10,000,000 shares of Preferred Stock (par value $0.0001) as of December 31, 2015 and 2014. As of December 31, 2015 and 2014, there were no outstanding shares of Preferred Stock.

Heat had 50,000,000 shares of common stock (par value $0.0002) authorized as of December 31, 2015 and 2014. Of the 50,000,000 common stock shares, 8,424,641 and 6,492,622 were issued and outstanding as of December 31, 2015 and 2014, respectively.

Preferred Stock

Series A, Series B-1, and Series B-2

Automatic Conversion

Each share of Preferred Stock automatically converts to common stock upon the earlier to occur of (i) on the date of consummation of a sale of common stock in a firm commitment underwritten public offering resulting in aggregate net cash proceeds to the Company (after deducting applicable underwriting discounts and commissions) of at least $15 million net proceeds; (ii) with respect to the Series A Preferred Stock, if 2/3 of the Series A Preferred Stock holders (including one of the larger investors so long as they hold 40% of the Series A Preferred Stock) vote in favor of a conversion then the Series A will automatically convert to common stock; and (iii) with respect to the Series B Preferred Stock if 2/3 of the Series B Preferred Stock holders vote in favor of a conversion then the Series B will automatically convert to common stock. As a result of the IPO, all outstanding shares of preferred stock were automatically converted to common stock.

Optional Conversion

The preferred stock is convertible into common stock at the option of the holder at any time. The conversion ratio for each share of the Series A Preferred Stock was its Original Issue Price ($2.10 for each share of the Series A Preferred Stock) divided by its Conversion Price, as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like, which Conversion Price initially was the Original Issue Price. The conversion ratio for each share of the Series B-1 Preferred Stock and the Series B-2 Preferred Stock was its Original Issue Price ($2.67 and $5.00 for each share of the Series B-1 Preferred Stock and Series B-2 Preferred Stock, respectively) plus accrued but unpaid dividends thereon divided by its conversion price, as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like, which conversion price initially was the Original Issue Price. As a result of the 1-for-2.3 reverse stock split, the conversion ratio for the Preferred Stock was 0.4348.

In the event the Company at any time or from time to time after the Initial Series B Issuance Date shall issue additional shares of common stock without consideration or for consideration per share less than the Series A Conversion Price, Series B-1 Conversion Price, or Series B-2 Conversion Price, in effect on the date of and immediately prior to such issue, then the Series A Conversion Price, the Series B-1 Conversion Price, Series B-2 Conversion Price, shall be reduced, to a price determined by multiplying the Series A Conversion Price, the Series B-1 Conversion Price, or the Series B-2 Conversion Price in effect by a fraction, (A) the numerator of which shall be the number of shares of common stock outstanding immediately prior to such issuance, on a fully-diluted basis, plus the number of shares of common stock which the aggregate consideration received by the Company for the total number of Additional Shares of Common Stock so issued would purchase at the Series A Conversion Price, the Series B-1 Conversion Price, or the Series B-2 Conversion Price, as in effect immediately prior to such issuance, and (B) the denominator of which shall be the number of shares of common stock outstanding immediately prior to such issuance, on a fully-diluted basis, plus the number of such Additional Shares of common stock so issued. As a result of the IPO, all outstanding shares of preferred stock were automatically converted to common stock.

The preferred stock was determined to have characteristics more akin to equity than debt. Particularly, the preferred stock had no mandatory redemption provision nor was it redeemable at the option of the holder. As a result, the conversion option was determined to be clearly and closely related to the preferred stock and therefore did not need to be bifurcated and classified as a liability.

Dividends

The Series B Preferred Stock has a priority with respect to dividend distributions and distributions upon liquidation. The Series B Preferred Stock receive dividends when and as and if declared by the Board at a rate of 5% of their original issue price of such shares which is $6.14 per share for the Series B-1 Preferred Stock and $11.50 per share for the Series B-2 Preferred Stock. If the Company declares or pays a dividend upon the common stock, they must also pay to the holders of the Series A and B Preferred Stock the dividends that would have been declared with respect to common stock issuable upon conversion of the Series A and B Preferred Stock; provided, however that the Company cannot declare or pay a dividend unless and until all accrued dividends on the Series B Preferred Stock have been paid.

Liquidation

In the event of a liquidation, the holders of the Series B-1 and B-2 Preferred Stock are entitled to receive before any payment to any other Preferred Stockholder or common stock holder an amount per share equal to the greater of $6.14 for the Series B-1 Preferred Stock and $11.50 for the Series B-2 Preferred Stock plus any dividends accrued and unpaid whether or not declared. After payment in full of the Series B Preferred Stockholders the holders of the Series A Preferred Stock are entitled to receive before any payment to the common stock holder an amount per share equal to $4.83 plus any dividends declared but unpaid. After the payment in full of the amounts set forth above, the Company’s assets will be distributed ratably to all holders of common stock and Series B Preferred Stock on an as converted basis except that the Series B Preferred Stockholders shall not continue to share in such distribution after each has received 3 times its Original Issue Price.

Voting Rights

Each holder of Preferred Stock is entitled to vote on all matters stockholders are entitled to vote and to cast the number of votes as shall equal the whole number of shares of common stock into which their shares of Preferred Stock are convertible.

Public Offering

On March 10, 2015, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (“Aegis”), as representative of the several underwriters named therein (the “Underwriters”), providing for the offer and sale in a firm commitment underwritten public offering (the “Offering”) of 1,640,000 shares of the Company’s common stock, and 246,000 additional shares of the common stock to cover over-allotments at an offering price of $6.50 per share. The net proceeds to the Company from the Offering were approximately $11.1 million, after deducting underwriting discounts, commissions, and other third party offering expenses. The Underwriting Agreement contains customary representations, warranties, and agreements by the Company, customary conditions to closing, indemnification obligations of the Company and the Underwriters, including for liabilities under the Securities Act of 1933, as amended (the “Securities Act”), other obligations of the parties and termination provisions.

Restricted Stock

As of December 31, 2015 and 2014, all restricted stock has vested. The Company recognized $78,815 and $0 in stock-based compensation expense related to vested restricted stock during the years ended December 31, 2015 and 2014, respectively.

Common Stock Warrants

In December 2011 and August 2012, the Company issued 20,549 warrants to lenders that were originally exercisable into Series A Preferred stock. The warrants had an expiration period of 10 years and converted from preferred stock warrants into warrants to purchase common stock at an exercise price of $4.83 per share upon the completion of the initial public offering in July 2013. In January and February 2014, all 20,549 warrants were exercised in cashless transactions that resulted in the issuance of 8,065 shares of common stock.

On March 10, 2011, the Company issued warrants to purchase 32,610 shares of common stock to non-employee placement agents in consideration for a private equity placement transaction. The warrants have an exercise price of $0.48 per share and expire 10 years from the issuance date. These warrants do not meet the criteria required to be classified as liability awards and therefore they are treated as equity awards. In February 2014, 15,218 warrants were exercised in cashless transactions that resulted in the issuance of 14,318 shares of common stock.

In connection with our initial public offering, the Company issued warrants to the underwriters for 125,000 shares of common stock issuable at $12.50 per share upon exercise. The warrants have a five-year life and expire on July 23, 2018. These warrants do not meet the criteria required to be classified as liability awards and therefore they are treated as equity awards.

In connection with the Loan, in August 2014, the Company issued Square 1 Bank a warrant, exercisable for 52,695 shares of the Company’s common stock at an exercise price of $4.27. In September 2014, the warrants were exercised via a cashless exercise into 17,664 shares of the Company’s common stock.

The following table summarizes the activity of the Company’s common stock warrants.

Common Stock Warrants
Outstanding, January 1, 2013	178,159
Granted to lenders	52,695
Exercised	(88,462)
Expired	—
Outstanding, December 31, 2014	142,392
Outstanding, December 31, 2015	142,392

The weighted average exercise price of the outstanding warrants as of December 31, 2015 is $11.03.

Equity Compensation Plan

2009 Stock Incentive Plan

In 2009, the Company adopted the 2009 Stock Option Plan of Heat Biologics, Inc. (the “2009 Plan”), under which stock options to acquire 217,391 common shares could be granted to key employees, directors, and independent contractors. Under the 2009 Plan, both incentive and non-qualified stock options could be granted under terms and conditions established by the Board of Directors. The exercise price for incentive stock options was the fair market value of the related common stock on the date the stock option was granted. Stock options granted under the 2009 Plan generally have terms of 10 years and have various vesting schedules.

The Company amended the 2009 Stock Option Plan and all related addendum agreements in April 2011. This second amendment increased the number of shares available for issuance from 217,391 to 652,174. The Company amended the 2009 Plan to increase the number of shares available for issuance to 869,565. As of December 31, 2015 and 2014, there were 553,105 and 581,842 stock options outstanding under the 2009 Plan, respectively.

2014 Stock Incentive Plan

In June 2014, the stockholders approved the 2014 Stock Option Plan of Heat Biologics, Inc. (the “2014 Plan”), under which the Company is authorized to grant 500,000 awards in the form of both incentive and non-qualified stock options, restricted stock, stock appreciation rights and other stock based awards with terms established by the Compensation Committee of the Board of Directors which has been appointed by the Board of Directors to administer the 2014 Plan. In 2015, the stockholders approved an amendment to the Plan to increase the number of shares by 600,000 that would allow the Company to grant up to 1,100,000 awards, as amended.  Persons eligible to participate in the 2014 Plan include employees, directors, and consultants. Stock options granted under the 2014 Plan generally have terms of 10 years and have various vesting schedules.

As of December 31, 2015, there were 661,581 stock options outstanding under the 2014 Plan.

As of December 31, 2015, there are 453,297 stock options remaining available for grant under the Plans. The following table summarizes the components of the Company’s stock-based compensation included in net loss (in thousands):

	For the years ended
	December 31,
	2015	2014
Employee stock options	$924	$571
Non-employee stock options	571	495
Restricted stock awards	79	—
	$1,574	$1,066

Stock Options

The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions for stock options granted during the years ended:

	December 31,
	2015	2014
Dividend yield	0.0%	0.0%
Expected volatility	72.4-107.6%	107 – 110%
Risk-free interest rate	1.69-2.27%	2.06 – 2.23%
Expected lives (years)	6.25 – 10	5.9 – 6.5

The risk-free interest rate is based on U.S. Treasury interest rates at the time of the grant whose term is consistent with the expected life of the stock options. The Company used an average historical stock price volatility based on an analysis of reported data for a peer group of comparable companies that have issued stock options with substantially similar terms, as the Company had limited to no trading history for its common stock. Expected term represents the period that the Company’s stock option grants are expected to be outstanding. The Company elected to utilize the “simplified” method to estimate the expected term. Under this approach, the weighted-average expected life is presumed to be the average of the vesting term and the contractual term of the option.

Expected dividend yield was considered to be 0% in the option pricing formula since the Company had not paid any dividends and had no plans to do so in the future. The forfeiture rate was considered to be none insofar as the historical experience of the Company is very limited. As required by ASC 718, the Company will adjust the estimated forfeiture rate based upon actual experience.

The Company recognized $1.6 million and $1.1 million in stock-based compensation expense for the years ended December 31, 2015 and 2014, respectively, for the Company’s stock option awards.

The following tables summarize the stock option activity for the year ended December 31, 2015:

	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2014	1,018,590	$5.04
Granted	393,375	$5.32
Exercised	(10,272)	$1.97
Forfeited	(187,007)	$6.53
Outstanding, December 31, 2015	1,214,686	$4.93

The weighted average grant-date fair value of stock options granted during the years ended December 31, 2015 and 2014 was $3.20 and $5.66, respectively.

The total fair value of stock options that vested during the year ended December 31, 2015 was approximately $2.9 million.

The following table summarizes information about stock options outstanding at December 31, 2015:

Options Outstanding			Options Vested and Exercisable
Balance as of 12/31/2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Balance as of 12/31/2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
1,214,686	7.40	$4.93	807,975	6.57	$4.44

As of December 31, 2015, the unrecognized stock-based compensation expense related to unvested stock options was approximately $2.4 million that is expected to be recognized over a weighted average period of approximately 16.7 months.